LEASES	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
LEASES

NOTE 10 – LEASES

The Company did not have any leases during the period from February 21, 2020 (inception) to September 30, 2020. The components of lease cost for operating leases for the three and nine months ended September 30, 2021, were as follows:

	Three Months Ended September 30, 2021	Nine months Ended September 20, 2021
Lease Cost
Operating lease cost	$121,932	$252,951
Short-term lease cost	61,226	132,697
Variable lease cost	–	–
Sublease income	–	–
Total lease cost	$183,158	$385,648

Supplemental cash flow information related to leases for the nine months ended September 30, 2021, was as follows:

September 30, 2020
Other Lease Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$194,175

The following table summarizes the lease-related assets and liabilities recorded on the balance sheet at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Lease Position
Operating Leases
Operating lease right-of-use assets	$2,296,872	$842,357
Right of use liability operating lease short term	328,337	141,943
Right of use liability operating lease long term	1,964,779	614,414
Total operating lease liabilities	$2,293,116	$756,357

The Company utilizes the incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. The Company recognized an initial right of use asset and lease liability of $1,707,466 for leases entered into in the nine months ended September 30, 2021.

September 30, 2021
Lease Term and Discount Rate
Weighted-average remaining lease term (years)
Operating leases	4.9
Weighted-average discount rate
Operating leases	5.5%

The following table provides the maturities of lease liabilities at September 30, 2021:

Operating
Leases
Maturity of Lease Liabilities at September 30, 2021
Remainder of 2021	$100,632
2022	759,522
2023	1,184,356
2024	1,143,532
2025	1,118,146
2026 and thereafter	910,289
Total future undiscounted lease payments	5,216,476
Less: Interest	(599,568)
Present value of lease liabilities	$4,616,908

Note that amounts above include future payments for a lease related to a facility to be constructed in Liberty Hill, Texas by an entity associated with the Company’s founders (see Note 5)